Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited)

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.6%
Conservation Fund (The), 3.474%, 12/15/29	$3,493	$ 2,951,753
		$ 2,951,753
Other Revenue — 1.5%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,016,370
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	1,450	1,305,089
Series A, 0.944%, 7/1/26	1,285	1,106,882
		$ 6,428,341
Total Corporate Bonds (identified cost $11,164,184)		$9,380,094

Tax-Exempt Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Housing — 2.1%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$4,058	$ 3,561,558
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,953	2,736,380
Series 2022-2, Class A, 4.00%, 10/20/36	2,963	2,657,005
Total Tax-Exempt Mortgage-Backed Securities (identified cost $9,747,164)		$ 8,954,943

Tax-Exempt Municipal Obligations — 90.8%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	$2,000	$ 2,055,640
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,191,836
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,563,075
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,062,170
Indianapolis Local Public Improvement Bond Bank, Green Bonds, 5.00%, 1/1/52	2,000	2,043,440
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,149,071
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	$3,000	$ 3,164,880
		$ 12,230,112
Education — 7.5%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,013,260
Green Bonds, 5.00%, 7/1/43	2,100	2,158,506
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/24	120	118,994
4.00%, 6/15/25	110	107,863
4.00%, 6/15/26	110	106,800
4.00%, 6/15/27	80	77,123
4.00%, 6/15/30	100	93,783
4.00%, 6/15/31	100	92,647
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,001,400
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,133,831
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,825	1,671,226
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(1)	250	232,418
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	434,065
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/34	1,000	1,104,690
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,163,938
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	629,844
Green Bonds, 5.00%, 10/1/29	635	671,182
Green Bonds, 5.00%, 10/1/30	445	472,554
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	634,939
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,081,120
Ohio State University, 5.00%, 12/1/29	1,915	2,073,485
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,474,701
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	801,960
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	845	779,910
Rhode Island Health and Educational Building Corp., (Providence College), 5.00%, 11/1/47	3,750	3,754,687
University of South Carolina, 5.00%, 5/1/46	2,485	2,537,458
University of Utah, Green Bonds, 5.00%, 8/1/35	2,000	2,181,260
		$32,603,644

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.6%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$ 1,880,640
4.00%, 9/1/40	2,000	1,862,540
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project):
5.00%, 1/1/39	1,000	1,054,670
5.00%, 1/1/40	1,525	1,602,607
Long Island Power Authority, NY, Green Bonds, 5.00%, 9/1/38	1,040	1,109,888
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,035,360
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,061,133
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	683,257
		$11,290,095
Escrowed/Prerefunded — 1.5%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$1,923,120
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,104,686
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,024,050
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,560,125
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	91,936
Public Finance Authority, WI, (Roseman University of Health Sciences), (Escrowed to Maturity), 4.00%, 4/1/32(1)	15	15,177
		$6,719,094
General Obligations — 20.0%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,141,720
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,766,245
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,000,940
California:
4.00%, 9/1/32	1,000	1,005,960
5.00%, 9/1/35	4,000	4,378,320
5.00%, 9/1/37	5,000	5,420,300
5.00%, 9/1/42	1,105	1,143,200
Chicago Board of Education, IL:
5.00%, 12/1/30	2,500	2,515,000
5.00%, 12/1/32	2,000	2,011,600
Connecticut:
Green Bonds, 5.00%, 11/15/31	1,000	1,008,140
Social Bonds, 5.00%, 11/15/36	5,000	5,379,850
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,070,820
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	623,586
Social Bonds, 5.25%, 5/1/32	600	626,058
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	932,000
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Harris County Flood Control District, TX, Sustainability Bonds, 5.00%, 10/1/35	$1,250	$ 1,357,450
Hawaii, 4.00%, 10/1/34	2,000	1,964,100
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,272,584
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,509,769
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,224,060
5.25%, 8/1/40	1,200	1,322,556
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,424,232
Los Angeles Unified School District, CA, Sustainability Bonds, 5.25%, 7/1/47	5,000	5,340,700
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,008,360
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,064,060
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,696,553
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,050,330
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	2,975,160
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	881,755
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,169,587
Rhode Island and Providence Plantations, 4.00%, 4/1/34	2,650	2,620,956
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	4,797,700
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(2)	5,000	5,250,300
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,533,015
Texas, (AMT), 5.00%, 8/1/34	3,185	3,388,076
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,026,340
		$86,901,382
Hospital — 8.2%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	$5,000	$4,808,950
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26	1,010	1,029,634
5.00%, 12/1/27	1,075	1,106,584
5.00%, 12/1/28	1,125	1,167,581
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,081,350
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,206,850
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,045,169
4.00%, 4/1/36	2,520	2,137,741
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,306,763
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	2,893,260

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$ 513,115
Michigan Finance Authority, (Beaumont Health Credit Group):
4.00%, 11/1/46	2,000	1,673,940
5.00%, 11/1/44	2,500	2,475,275
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	3,000	2,901,990
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,122,560
		$ 35,470,762
Housing — 14.3%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$368,028
Social Bonds, 5.00%, 12/1/28	400	422,936
Social Bonds, 5.00%, 6/1/29	440	466,167
Social Bonds, 5.00%, 12/1/29	360	383,015
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,290,220
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,051,562
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	1,885,300
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	3,000	2,858,520
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,794,869
District of Columbia Housing Finance Agency, (Paxton), 4.00% to 9/1/25 (Put Date), 9/1/40	3,750	3,698,400
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,005,577
4.00%, 5/15/34	1,145	1,112,745
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	800,552
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	977,890
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	963,870
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,479,421
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,390,662
4.35%, 7/1/50	1,000	835,120
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,050,250
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	701,535
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,430,086
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	1,947,500
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,463,595
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Housing Finance Agency: (continued)
Sustainability Bonds, 2.80%, 12/1/26	$1,000	$ 951,150
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,492,300
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,446,711
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	527,530
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,119,551
Sustainability Bonds, 3.80%, 11/1/30	965	923,524
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,668,429
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	835,736
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	2,859,450
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,491,673
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,859,000
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	867,244
Social Bonds, 0.95%, 10/1/28	1,125	942,964
Social Bonds, 4.30%, 10/1/42	3,000	2,784,810
Social Bonds, 4.40%, 10/1/38	1,500	1,454,655
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	669,070
Utah Housing Corp., 4.00%, 1/1/36	755	722,648
Virginia Housing Development Authority, 4.10%, 10/1/27(2)	4,000	3,985,320
		$61,979,585
Industrial Development Revenue — 1.7%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$2,000	$1,986,580
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	820,386
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	2,000	1,897,320
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	982,240
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,678,080
		$7,364,606
Insured - Education — 0.2%
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/28	$750	$794,985
		$794,985
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$931,620

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Riverside Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/33	$1,000	$ 1,087,690
		$ 2,019,310
Insured - Lease Revenue/Certificates of Participation — 0.6%
New York Dormitory Authority, (School Districts Financing Program), (AGM), 5.00%, 10/1/37	$2,300	$ 2,416,403
		$ 2,416,403
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,483,049
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	15,855
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	15,869
		$1,514,773
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,005,230
		$1,005,230
Insured - Water and Sewer — 1.4%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	$1,000	$1,038,170
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,041,900
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,759,740
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	1,020	1,075,610
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,037,566
		$5,952,986
Lease Revenue/Certificates of Participation — 5.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/48	$4,000	$4,156,240
California Housing Finance Agency, Social Bonds, 4.00%, 4/1/45	4,380	3,894,258
California Public Works Board, 5.00%, 9/1/37(2)	4,000	4,343,000
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,070,070
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	494,495
4.00%, 10/1/35	600	587,136
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 10/1/24	1,100	1,112,463
Sustainability Bonds, 5.00%, 10/1/25	1,100	1,126,554
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,264,524
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	$1,500	$ 1,504,635
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,678,255
		$ 23,231,630
Other Revenue — 3.9%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$ 1,511,460
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	2,000	1,938,940
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.33%, (SIFMA + 0.35%), 8/1/47(3)	2,630	2,605,225
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	1,000	984,560
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,377,268
Green Bonds, 5.00%, 9/1/36	1,445	1,506,355
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/38	2,360	2,282,309
Green Bonds, 4.00%, 2/15/40	3,000	2,822,730
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	930,690
4.45%, 11/1/36	1,000	988,060
		$16,947,597
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$1,875,656
		$1,875,656
Special Tax Revenue — 4.6%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,035,850
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series A, Green Bonds, 5.00%, 11/15/35	1,000	1,036,740
Series B1, Green Bonds, 5.00%, 11/15/35	2,275	2,376,397
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	932,120
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,703,840
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,219,660
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 4.00%, 11/15/29	2,000	2,047,440
Green Bonds, 4.00%, 11/15/30	2,000	2,048,840

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY: (continued)
Green Bonds, 5.00%, 11/15/32	$1,500	$ 1,635,630
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	2,000	1,808,360
Sustainability Bonds, 5.00%, 7/15/38	1,000	1,064,200
		$ 19,909,077
Student Loan — 1.2%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,085,710
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/30	1,000	1,021,370
(AMT), 5.00%, 7/1/31	1,000	1,023,860
		$5,130,940
Transportation — 4.7%
Atlanta, GA, (Airport Passenger Facility Charge):
Green Bonds, 5.00%, 7/1/44	$1,460	$1,517,699
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,567,065
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/34	5,000	5,303,050
Green Bonds, (AMT), 5.00%, 5/15/38	1,800	1,839,546
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,391,040
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,191,320
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	1,000	1,040,630
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,557,945
		$20,408,295
Water and Sewer — 8.8%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$2,083,680
Beaverton, OR, Water Revenue, 5.00%, 4/1/27	1,490	1,558,808
Discovery Clean Water Alliance, WA, Sewer Revenue:
5.00%, 12/1/33	2,180	2,402,011
5.00%, 12/1/34	2,290	2,506,474
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/44	3,000	3,047,460
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/34	1,000	1,069,210
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,164,790
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	1,000	1,025,010
(SPA: JPMorgan Chase Bank, N.A.), 4.75%, 6/15/44(4)	2,000	2,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.75%, 6/15/50(4)	2,000	2,000,000
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 6/1/35	$1,000	$ 1,078,000
San Diego County Water Authority, CA, Green Bonds, 4.00%, 5/1/36	5,000	5,080,650
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,066,640
5.00%, 8/1/47	2,100	2,224,635
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,176,300
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,670,800
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	2,000	2,129,160
		$38,283,628
Total Tax-Exempt Municipal Obligations (identified cost $412,864,632)		$394,049,790

Taxable Municipal Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 559,152
1.99%, 4/1/26	550	494,642
2.19%, 4/1/27	600	523,194
2.38%, 4/1/28	1,190	1,007,133
2.50%, 4/1/29	1,000	818,100
		$ 3,402,221
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$688,067
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,036,878
		$1,724,945
General Obligations — 1.7%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$1,964,040
Detroit, MI:
Social Bonds, 2.189%, 4/1/24	500	486,965
Social Bonds, 2.96%, 4/1/27	750	651,577
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	331,768
1.802%, 8/1/31	400	311,276
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	2,989,890
Tustin Unified School District, CA, 1.554%, 8/1/29	535	439,433
		$7,174,949

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$ 513,979
		$ 513,979
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 424,655
		$ 424,655
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 138,415
(AGM), 2.005%, 7/1/27	185	159,777
(AGM), 2.429%, 7/1/29	275	225,712
(AGM), 2.679%, 7/1/31	350	272,601
		$796,505
Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$486,900
Green Bonds, 5.298%, 3/1/32	500	486,995
Green Bonds, 5.398%, 3/1/33	500	487,820
		$1,461,715
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$315,581
		$315,581
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$1,000	$976,980
Social Bonds, 2.211%, 6/1/25	1,500	1,423,410
Social Bonds, 2.361%, 6/1/26	2,000	1,857,180
		$4,257,570
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$635,976
		$635,976
Total Taxable Municipal Obligations (identified cost $22,540,727)		$20,708,096

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	14,543,037	$ 14,543,037
Total Short-Term Investments (identified cost $14,543,037)		$ 14,543,037
Total Investments — 103.2% (identified cost $470,859,744)		$447,635,960
Other Assets, Less Liabilities — (3.2)%		$(13,886,777)
Net Assets — 100.0%		$433,749,183

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $7,712,435 or 1.8% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

At September 30, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California23.5%
New York11.3%
Others, representing less than 10% individually62.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2023, 0.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 0.5% of total investments.

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	12/19/23	$(10,157,875)	$188,563
					$188,563

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
SPA	– Standby Bond Purchase Agreement
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,543,037, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,785,252	$110,750,805	$(102,993,020)	$ —	$ —	$14,543,037	$138,850	14,543,037

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Responsible Municipal Income Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,380,094	$ —	$9,380,094
Tax-Exempt Mortgage-Backed Securities	—	8,954,943	—	8,954,943
Tax-Exempt Municipal Obligations	—	394,049,790	—	394,049,790
Taxable Municipal Obligations	—	20,708,096	—	20,708,096
Short-Term Investments	14,543,037	—	—	14,543,037
Total Investments	$14,543,037	$433,092,923	$ —	$447,635,960
Futures Contracts	$188,563	$ —	$ —	$188,563
Total	$14,731,600	$433,092,923	$ —	$447,824,523
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.